UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-02802

UBS Cashfund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 1285 Avenue of the Americas New York, NY 10019-6028 (Name and address of agent for service)

Copy to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code:  212-821 3000

Date of fiscal year end:  March 31

Date of reporting period:  December 31, 2011

Item 1.  Schedule of Investments

UBS Cashfund Inc.
Schedule of investments – December 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

US government and agency obligations—23.95%

Federal Home Loan Bank
0.155%, due 01/03/12[1]	7,000,000	7,000,000

0.260%, due 01/03/12[1]	1,000,000	1,000,000

0.280%, due 01/12/12[1]	9,000,000	9,000,000

0.001%, due 01/31/12[2]	13,000,000	12,999,989

0.280%, due 02/07/12[1]	8,000,000	8,000,000

0.030%, due 02/17/12[2]	15,000,000	14,999,413

0.270%, due 02/17/12[2]	10,000,000	9,996,475

0.230%, due 08/03/12[2]	10,000,000	9,986,264

Federal Home Loan Mortgage Corp.*
0.220%, due 01/06/12[1]	10,000,000	9,994,549

Federal National Mortgage Association*
0.030%, due 04/17/12[2]	8,500,000	8,499,242

US Treasury Bills
0.030%, due 01/05/12[2]	7,000,000	6,999,977

0.213%, due 03/08/12[2]	10,000,000	9,996,045

0.015%, due 03/29/12[2]	10,000,000	9,999,633

US Treasury Notes
0.875%, due 02/29/12	10,000,000	10,008,277

1.375%, due 03/15/12	8,000,000	8,021,264

1.000%, due 04/30/12	6,000,000	6,012,356

0.750%, due 05/31/12	19,900,000	19,943,063

1.875%, due 06/15/12	9,000,000	9,067,623

0.625%, due 06/30/12	15,000,000	15,041,300

Total US government and agency obligations (cost—$186,565,470)		186,565,470

Bank note—1.28%

Banking-US—1.28%
Bank of America N.A.
0.260%, due 01/11/12 (cost—$10,000,000)	10,000,000	10,000,000

Certificates of deposit—14.64%

Banking-non-US—14.64%
Abbey National Treasury Services PLC
0.703%, due 01/17/12[1]	4,000,000	4,000,000

Bank of Montreal
0.060%, due 01/17/12	20,000,000	20,000,000

Bank of Tokyo-Mitsubishi UFJ Ltd.
0.050%, due 01/06/12	5,000,000	5,000,000

Mitsubishi UFJ Trust & Banking Corp.
0.240%, due 01/19/12	5,000,000	5,000,000

National Australia Bank Ltd.
0.421%, due 01/17/12[1]	4,000,000	4,000,000

UBS Cashfund Inc.
Schedule of investments – December 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Certificates of deposit—(concluded)

Banking-non-US—(concluded)
Nordea Bank Finland
0.350%, due 01/13/12	10,000,000	10,000,000

0.400%, due 06/12/12	5,000,000	5,000,000

0.400%, due 06/12/12	2,000,000	2,000,000

Rabobank Nederland NV
0.360%, due 01/05/12	5,000,000	5,000,006

Royal Bank of Canada
0.265%, due 01/03/12[1]	3,000,000	3,000,000

0.260%, due 01/11/12	8,000,000	8,000,000

Sumitomo Mitsui Banking Corp.
0.190%, due 01/04/12	10,000,000	10,000,000

0.290%, due 01/09/12	5,000,000	5,000,000

0.405%, due 02/01/12	8,000,000	8,000,000

Toronto-Dominion Bank
0.070%, due 01/10/12	10,000,000	10,000,000

0.070%, due 01/17/12	10,000,000	10,000,000

Total certificates of deposit (cost—$114,000,006)		114,000,006

Commercial paper[2]—50.36%

Asset backed-banking US—2.57%
Atlantis One Funding
0.300%, due 01/05/12	10,000,000	9,999,667

0.360%, due 02/01/12	10,000,000	9,996,900

		19,996,567

Asset backed-miscellaneous—20.92%
Amsterdam Funding Corp.
0.320%, due 01/06/12	5,000,000	4,999,778

0.320%, due 01/13/12	10,000,000	9,998,933

Bryant Park Funding LLC
0.170%, due 01/06/12	10,000,000	9,999,764

0.170%, due 01/10/12	5,000,000	4,999,787

Chariot Funding LLC
0.220%, due 03/05/12	10,000,000	9,996,089

Gotham Funding Corp.
0.350%, due 01/13/12	10,000,000	9,998,833

0.200%, due 02/06/12	8,000,000	7,998,400

Liberty Street Funding LLC
0.150%, due 01/12/12	10,000,000	9,999,542

Regency Markets No. 1 LLC
0.250%, due 01/17/12	7,000,000	6,999,222

0.250%, due 01/19/12	10,000,000	9,998,750

Salisbury Receivables Co. LLC
0.250%, due 01/04/12	10,000,000	9,999,792

0.270%, due 01/26/12	3,000,000	2,999,438

0.350%, due 02/02/12	5,000,000	4,998,444

0.300%, due 02/03/12	10,000,000	9,997,250

0.350%, due 02/06/12	5,000,000	4,998,250

0.320%, due 02/08/12	10,000,000	9,996,622

UBS Cashfund Inc.
Schedule of investments – December 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper[2]—(continued)

Asset backed-miscellaneous—(concluded)
Thames Asset Global Securitization No. 1
0.300%, due 01/18/12	5,000,000	4,999,292

0.300%, due 01/25/12	10,000,000	9,998,000

Windmill Funding Corp.
0.320%, due 01/05/12	5,000,000	4,999,822

0.320%, due 01/06/12	5,000,000	4,999,778

0.300%, due 01/24/12	10,000,000	9,998,083

		162,973,869

Asset backed-security—1.93%
Argento Variable Funding Co. LLC
0.320%, due 01/17/12	15,000,000	14,997,867

Automotive OEM—0.64%
PACCAR Financial Corp.
0.050%, due 01/26/12	5,000,000	4,999,826

Banking-non-US—4.43%
Commonwealth Bank of Australia
0.080%, due 02/01/12	10,000,000	9,999,311

Credit Suisse
0.200%, due 01/03/12	10,000,000	9,999,889

0.210%, due 01/09/12	10,000,000	9,999,533

Westpac Securities NZ Ltd.
0.380%, due 03/05/12[3]	4,500,000	4,496,960

		34,495,693

Banking-US—14.64%
Abbey National N. A. LLC
0.120%, due 01/03/12	10,000,000	9,999,933

Barclays US Funding Corp.
0.090%, due 01/03/12	20,000,000	19,999,900

Deutsche Bank Financial LLC
0.280%, due 01/03/12	15,000,000	14,999,767

0.250%, due 01/05/12	5,000,000	4,999,861

HSBC USA, Inc.
0.150%, due 01/17/12	12,000,000	11,999,200

ING (US) Funding LLC
0.180%, due 01/06/12	10,000,000	9,999,750

0.190%, due 01/09/12	10,000,000	9,999,578

Natixis US Finance Co. LLC
0.200%, due 01/03/12	8,000,000	7,999,911

0.600%, due 01/03/12	6,000,000	5,999,800

Societe Generale N.A., Inc.
0.240%, due 01/03/12	8,000,000	7,999,893

State Street Corp.
0.200%, due 01/11/12	10,000,000	9,999,445

		113,997,038

Finance-noncaptive diversified—1.28%
General Electric Capital Corp.
0.250%, due 01/17/12	10,000,000	9,998,889

Food—1.03%
Nestle Finance International Ltd.
0.040%, due 01/17/12	8,000,000	7,999,858

UBS Cashfund Inc.
Schedule of investments – December 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper[2]—(concluded)

Insurance-life—2.92%
MetLife Short Term Funding LLC
0.160%, due 01/04/12	5,000,000	4,999,933

0.140%, due 02/01/12	7,760,000	7,759,064

0.140%, due 02/02/12	10,000,000	9,998,756

		22,757,753

Total commercial paper (cost—$392,217,360)		392,217,360

Short-term corporate obligations—1.80%

Banking-non-US—1.35%
Svenska Handelsbanken
0.578%, due 03/08/12[1,3]	6,500,000	6,500,000

Westpac Securities NZ Ltd.
0.441%, due 01/04/12[1,3]	4,000,000	4,000,000

		10,500,000

Banking-US—0.45%
JP Morgan Chase Bank N.A.
0.570%, due 03/09/12[1]	3,500,000	3,500,000

Total short-term corporate obligations (cost—$14,000,000)		14,000,000

Repurchase agreements—7.34%

Repurchase agreement dated 12/30/11 with Barclays Capital, Inc., 0.020% due 01/03/12, collateralized by $52,029,000 U.S. Treasury Notes, 2.625% due 11/15/20; (value—$56,100,019); proceeds: $55,000,122	55,000,000	55,000,000

Repurchase agreement dated 12/30/11 with Deutsche Bank Securities, 0.050% due 01/03/12, collateralized by $2,026,000 Federal Home Loan Mortgage Corp. obligations, 3.150% due 10/28/20; (value—$2,040,395); proceeds: $2,000,011	2,000,000	2,000,000

Repurchase agreement dated 12/30/11 with State Street Bank & Trust Co., 0.010% due 01/03/12, collateralized by $160,247 Federal Home Loan Bank obligations, 0.400% to 0.420% due 06/21/13; (value—$160,247); proceeds: $157,000	157,000	157,000

Total repurchase agreements (cost—$57,157,000)		57,157,000

Total investments (cost—$773,939,836 which approximates cost for federal income tax purposes)[4]—99.37%		773,939,836

Other assets in excess of liabilities—0.63%		4,894,114

Net assets (applicable to 779,218,448 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		778,833,950

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1	Variable or floating rate security. The interest rate shown is the current rate as of December 31, 2011 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

2	Rates shown are the discount rates at date of purchase.

3	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.93% of net assets as of December 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4	Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure amortized cost approximates market value.

OEM	Original Equipment Manufacturer

Affiliated issuer activity
The table below details the Fund’s transaction activity in an affiliated issuer for the nine months ended December 31, 2011.
The Advisor earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the nine	during the nine		affiliate for the
	Value at	months ended	months ended	Value at	nine months ended
Security description	03/31/11 ($)	12/31/11 ($)	12/31/11 ($)	12/31/11 ($)	12/31/11 ($)

UBS Private Money Market Fund LLC	—	40,787,500	40,787,500	—	116

US generally accepted accounting principles (“GAAP”) require disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments.
Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which have been implemented for annual and interim periods beginning after December 15, 2010.

In May 2011, FASB issued ASU 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between US GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosure about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active markets	Other significant	Unobservable
	for identical investments	observable inputs	inputs
	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)

US government and agency obligations	—	186,565,470	—	186,565,470

Bank note	—	10,000,000	—	10,000,000

Certificates of deposit	—	114,000,006	—	114,000,006

Commercial paper	—	392,217,360	—	392,217,360

Short-term corporate obligations	—	14,000,000	—	14,000,000

Repurchase agreements	—	57,157,000	—	57,157,000

Total	—	773.939,836	—	773.939,836

Issuer breakdown by country of origin

Percentage of total investments (%)

United States	75.0

Canada	6.6

Japan	4.3

United Kingdom	4.0

Switzerland	3.6

Australia	2.9

Finland	2.2

Sweden	0.8

Netherlands	0.6

Total	100.0

Weighted average maturity - 35 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated September 30, 2011.

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Cashfund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	February 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	February 29, 2012

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	February 29, 2012